Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class AAA
Prospectus [Line Items]
Average Annual Return, Percent	20.10%	6.04%	5.28%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	13.22%	4.80%	4.56%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.15%	5.12%	4.60%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.58%	4.51%	4.05%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	18.31%	5.26%	4.51%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	21.18%	6.88%	5.85%
Class Y | Standard And Poors 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%